Derivative Financial Instruments and Risk Management Policies - Liquidity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	11 years 4 months 2 days
Period to pay all commitments	12 months
Net debt held as a hedging instrument	€ 27,161
Current lease liabilities	2,226	€ 2,239
Non-current financial liabilities	€ 10,634
Non-current financial liabilities, term	2 years
Telefónica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	€ 38,782	37,061
Current lease liabilities	€ 2,226	€ 2,239
Minimum
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	6 years
Less than 1 year | Telefónica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	€ 5,590